Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 104,536	$ 116,020
Non-current assets	94,914	100,353
Current liabilities	(63,668)	(73,974)
Non-current liabilities	(16,659)	(17,302)
Net assets	119,123	125,097
Non-controlling interests	(2,529)	(3,113)
Net assets, excluding non-controlling interests	116,594	121,984	$ 118,503	$ 110,616
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	130,462	124,512
Non-current assets	92,571	98,532
Current liabilities	(65,671)	(84,357)
Non-current liabilities	(6,389)	(6,909)
Net assets	150,973	131,778
Net assets, excluding non-controlling interests	150,973	131,778	141,444	132,731
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized balance sheet
Current assets	16,754	17,320
Current liabilities	(387)	(1,117)
Net assets	16,367	16,203
Net assets, excluding non-controlling interests	$ 16,367	$ 16,203	$ 16,764	$ 38,401